Eaton Vance

Enhanced Equity Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%(1)

Security	Shares	Value
Auto Components — 1.5%
Aptiv PLC	108,923	$8,804,246

		$8,804,246

Banks — 7.6%
Bank of America Corp.	590,837	$17,134,273
JPMorgan Chase & Co.	186,191	20,816,154
PNC Financial Services Group, Inc. (The)	54,766	7,518,276

		$45,468,703

Beverages — 2.9%
Constellation Brands, Inc., Class A	43,507	$8,568,269
PepsiCo, Inc.	67,441	8,843,538

		$17,411,807

Biotechnology — 3.0%
Gilead Sciences, Inc.	123,167	$8,321,162
Vertex Pharmaceuticals, Inc.(2)	51,228	9,394,191

		$17,715,353

Capital Markets — 1.4%
Charles Schwab Corp. (The)	206,200	$8,287,178

		$8,287,178

Chemicals — 0.7%
DuPont de Nemours, Inc.	56,052	$4,207,824

		$4,207,824

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	48,167	$5,557,027

		$5,557,027

Consumer Finance — 2.3%
American Express Co.	110,148	$13,596,669

		$13,596,669

Containers & Packaging — 1.7%
Ball Corp.	143,685	$10,056,513

		$10,056,513

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	318,110	$18,173,624

		$18,173,624

Electric Utilities — 1.6%
NextEra Energy, Inc.	47,481	$9,726,958

		$9,726,958

Electrical Equipment — 1.2%
Eaton Corp. PLC	83,317	$6,938,640

		$6,938,640

Security	Shares	Value
Entertainment — 5.7%
Live Nation Entertainment, Inc.(2)	162,120	$10,740,450
Spotify Technology SA(2)	63,822	9,332,053
Walt Disney Co. (The)	98,652	13,775,765

		$33,848,268

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	49,873	$10,196,535
CubeSmart	132,167	4,419,664

		$14,616,199

Food Products — 1.5%
Mondelez International, Inc., Class A	170,347	$9,181,703

		$9,181,703

Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	172,810	$14,533,321
Danaher Corp.	103,529	14,796,365

		$29,329,686

Household Products — 2.4%
Procter & Gamble Co. (The)	128,486	$14,088,490

		$14,088,490

Insurance — 1.8%
Progressive Corp. (The)	131,336	$10,497,686

		$10,497,686

Interactive Media & Services — 1.4%
Alphabet, Inc., Class C(2)	7,500	$8,106,825

		$8,106,825

Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.(2)	12,192	$23,087,137

		$23,087,137

IT Services — 9.2%
Accenture PLC, Class A	63,795	$11,787,402
Akamai Technologies, Inc.(2)	104,169	8,348,104
Cognizant Technology Solutions Corp., Class A	107,985	6,845,169
GoDaddy, Inc., Class A(2)	114,750	8,049,713
Visa, Inc., Class A	113,804	19,750,684

		$54,781,072

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	99,526	$7,431,606

		$7,431,606

Machinery — 4.6%
Caterpillar, Inc.	106,633	$14,533,012
Fortive Corp.	160,951	13,120,725

		$27,653,737

Multi-Utilities — 1.4%
Sempra Energy	60,333	$8,292,168

		$8,292,168

Oil, Gas & Consumable Fuels — 5.1%
ConocoPhillips	103,032	$6,284,952
EOG Resources, Inc.	66,300	6,176,508
Exxon Mobil Corp.	163,132	12,500,805

Security	Shares	Value
Phillips 66	56,854	$5,318,123

		$30,280,388

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	139,524	$6,327,413
Johnson & Johnson	108,955	15,175,253
Zoetis, Inc.	106,890	12,130,946

		$33,633,612

Road & Rail — 2.2%
CSX Corp.	173,160	$13,397,389

		$13,397,389

Semiconductors & Semiconductor Equipment — 2.0%
Texas Instruments, Inc.	102,938	$11,813,165

		$11,813,165

Software — 7.2%
Intuit, Inc.	38,700	$10,113,471
Microsoft Corp.	245,866	32,936,209

		$43,049,680

Specialty Retail — 4.1%
Best Buy Co., Inc.	106,230	$7,407,418
Home Depot, Inc. (The)	43,000	8,942,710
Tractor Supply Co.	74,532	8,109,082

		$24,459,210

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	99,580	$19,708,874

		$19,708,874

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	96,888	$8,133,747

		$8,133,747

Total Common Stocks (identified cost $403,938,550)		$591,335,184

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(3)	8,876,999	$8,876,999

Total Short-Term Investments (identified cost $8,876,999)		$8,876,999

Total Investments — 100.7% (identified cost $412,815,549)		$600,212,183

Total Written Covered Call Options — (0.6)% (premiums received $3,827,532)		$(3,665,568)

Other Assets, Less Liabilities — (0.1)%		$(326,451)

Net Assets — 100.0%		$596,220,164

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2019 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $97,411.

Written Covered Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	865	$7,274,650	$85	7/19/19	$(95,583)
Accenture PLC, Class A	320	5,912,640	190	8/19/19	(68,000)
Agilent Technologies, Inc.	500	3,733,500	75	7/19/19	(63,750)
Akamai Technologies, Inc.	520	4,167,280	85	8/19/19	(90,220)
Alphabet, Inc., Class C	35	3,783,185	1,160	7/19/19	(25,725)
Amazon.com, Inc.	60	11,361,780	2,000	7/19/19	(46,800)
American Express Co.	550	6,789,200	125	7/19/19	(46,200)
American Tower Corp.	250	5,111,250	220	7/19/19	(1,875)
Apple, Inc.	500	9,896,000	210	7/19/19	(53,000)
Aptiv PLC	545	4,405,235	78	7/19/19	(250,700)
Ball Corp.	720	5,039,280	68	8/19/19	(295,200)
Bank of America Corp.	2,970	8,613,000	30	7/19/19	(93,555)
Best Buy Co., Inc.	530	3,695,690	73	7/19/19	(36,570)
Bristol-Myers Squibb Co.	510	2,312,850	50	7/19/19	(2,040)
Caterpillar, Inc.	530	7,223,370	140	8/19/19	(194,775)
Cognizant Technology Solutions Corp., Class A	540	3,423,060	65	7/19/19	(45,900)
Constellation Brands, Inc., Class A	215	4,234,210	205	8/19/19	(56,438)
CSX Corp.	870	6,731,190	83	8/19/19	(67,425)
Danaher Corp.	520	7,431,840	145	7/19/19	(104,000)
DuPont de Nemours, Inc.	280	2,101,960	80	7/19/19	(6,020)
Eaton Corp. PLC	415	3,456,120	85	8/19/19	(67,438)
EOG Resources, Inc.	330	3,074,280	95	7/19/19	(77,055)
Exxon Mobil Corp.	815	6,245,345	80	8/19/19	(54,197)
Fortive Corp.	805	6,562,360	80	7/19/19	(207,690)
Gilead Sciences, Inc.	615	4,154,940	72	7/19/19	(34,747)
GoDaddy, Inc., Class A	575	4,033,625	78	8/19/19	(51,750)
Home Depot, Inc. (The)	215	4,471,355	210	8/19/19	(102,125)
Intuit, Inc.	190	4,965,270	260	7/19/19	(120,650)
Johnson & Johnson	545	7,590,760	145	8/19/19	(74,120)
JPMorgan Chase & Co.	935	10,453,300	115	7/19/19	(65,450)
Live Nation Entertainment, Inc.	810	5,366,250	73	8/19/19	(64,800)
Microsoft Corp.	1,225	16,410,100	140	8/19/19	(246,225)
Mondelez International, Inc., Class A	855	4,608,450	55	7/19/19	(27,360)
NextEra Energy, Inc.	235	4,814,210	210	7/19/19	(23,500)
NIKE, Inc., Class B	485	4,071,575	90	7/19/19	(5,820)
PepsiCo, Inc.	335	4,392,855	137	7/19/19	(10,553)
Phillips 66	285	2,665,890	90	7/19/19	(128,250)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PNC Financial Services Group, Inc. (The)	270	$3,706,560	$140	8/19/19	$(70,605)
Procter & Gamble Co. (The)	640	7,017,600	113	7/19/19	(24,960)
Progressive Corp. (The)	660	5,275,380	88	7/19/19	(6,600)
Sempra Energy	300	4,123,200	145	8/19/19	(20,250)
Spotify Technology SA	325	4,752,150	160	7/19/19	(26,000)
Tractor Supply Co.	370	4,025,600	110	7/19/19	(67,525)
Verizon Communications, Inc.	1,590	9,083,670	60	8/19/19	(62,010)
Vertex Pharmaceuticals, Inc.	255	4,676,190	190	7/19/19	(61,200)
Visa, Inc., Class A	575	9,979,125	175	7/19/19	(171,350)
Walt Disney Co. (The)	495	6,912,180	145	7/19/19	(35,887)
Waste Management, Inc.	240	2,768,880	115	7/19/19	(46,800)
Zoetis, Inc.	535	6,071,715	120	8/19/19	(66,875)

Total					$(3,665,568)

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,665,568.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$591,335,184 *	$—	$—	$591,335,184
Short-Term Investments	—	8,876,999	—	8,876,999
Total Investments	$591,335,184	$8,876,999	$—	$600,212,183

Liability Description
Written Covered Call Options	$(3,665,568)	$—	$—	$(3,665,568)
Total	$(3,665,568)	$—	$—	$(3,665,568)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.